Summary on Exchange Rates Applied (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Renminbi and United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.1884	7.0827	6.8979
HKD:USD	7.1887	7.0467	6.8979
Hong Kong Dollar and United States Dollar [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
HKD:USD	7.7625	7.8157	7.7990
HKD:USD	7.7625	7.8284	7.7959